Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Guarantor Obligations [Line Items]
Assets pledged under mortgages and overdraft facilities	$ 4,486.1	$ 3,442.6
Guarantor obligations, maximum exposure, undiscounted	631.7	0
Performance Guarantee
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	530.0	0
Guarantee in favor of banks
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 101.7	$ 0